UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

September 30, 2012

Semiannual
Report

MAXISSM Nikkei 225 Index Fund

Precidian ETFs Trust

1	Allocation of Portfolio Holdings
2	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets

10	Financial Highlights
11	Notes to Financial Statements
20	Expense Example
21	Additional Information

Disclaimer:

The Fund is not sponsored, endorsed, sold or promoted by Nikkei Inc. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Fund shares (“Shares”) or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Advisor is licensing, and then sub-licensing to the Trust, certain trademarks and trade names of Nikkei Inc. and of the underlying index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei Stock Average (the “NSA” ”Underlying Index”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owning any liability to any other third party.

Precidian Funds LLC does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Precidian Funds LLC shall have no liability for any errors, omissions or interruptions therein. Precidian Funds LLC makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to the results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Precidian Funds LLC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall Precidian Funds LLC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
Semiannual Report
MAXISSM Nikkei 225 Index Fund —
Allocation of Portfolio Holdings (Unaudited)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2012

DESCRIPTION	FAST RETAILING CO., LTD.	FANUC CORP.	SOFTBANK CORP.	KYOCERA CORP.	KDDI CORP.
MARKET VALUE	$15,628,908	$10,832,599	$8,049,821	$5,821,015	$5,218,247
% OF NET ASSETS	8.2%	5.7%	4.2%	3.0%	2.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2012*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	9.7%
Specialty Retail	8.2
Pharmaceuticals	7.6
Wireless Telecommunication Services	7.0
Electronic Equipment, Instruments & Components	7.0
Automobiles	5.0
Chemicals	4.4
Real Estate Management & Development	3.4
Trading Companies & Distributors	2.9
Construction & Engineering	2.7
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.5
Commercial Services & Supplies	2.2
Health Care Equipment & Supplies	2.2
Office Electronics	2.2
Auto Components	2.1
Road & Rail	2.0
Software	1.8
Food & Staples Retailing	1.7
Beverages	1.6
Personal Products	1.5
Building Products	1.5
Commercial Banks	1.4
Household Durables	1.3
Leisure Equipment & Products	1.3

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	1.3%
Insurance	1.1
IT Services	1.1
Tobacco	1.0
Media	1.0
Multiline Retail	1.0
Electrical Equipment	0.9
Consumer Finance	0.8
Air Freight & Logistics	0.6
Oil, Gas & Consumable Fuels	0.5
Capital Markets	0.5
Gas Utilities	0.4
Containers & Packaging	0.4
Paper & Forest Products	0.4
Transportation Infrastructure	0.3
Computers & Peripherals	0.3
Construction Materials	0.2
Diversified Telecommunication Services	0.2
Industrial Conglomerates	0.2
Marine	0.2
Hotels, Restaurants & Leisure	0.1
Electric Utilities	0.1
Airlines	0.1
Textiles, Apparel & Luxury Goods	0.1
Internet Software & Services	0.1
Other Assets & Liabilities	1.3
TOTAL	100.0%
*	The Fund's industry breakdown may change over time.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Value
Common Stocks – 98.7%
Air Freight & Logistics – 0.6%
Yamato Holdings Co., Ltd.	67,200	$1,064,316
Airlines – 0.1%
All Nippon Airways Co., Ltd.	84,000	176,525
Auto Components – 2.1%
Bridgestone Corp.	67,200	1,558,585
Denso Corp.	67,200	2,110,548
Yokohama Rubber Co., Ltd./The	56,000	413,327
		4,082,460
Automobiles – 5.0%
Fuji Heavy Industries Ltd.	56,000	464,992
Honda Motor Co., Ltd.	131,600	4,042,096
Isuzu Motors Ltd.	84,000	405,792
Mazda Motor Corp.*	84,000	97,950
Mitsubishi Motors Corp.*	84,000	77,499
Nissan Motor Co., Ltd.	67,200	572,629
Suzuki Motor Corp.	67,200	1,304,562
Toyota Motor Corp.	67,200	2,617,735
		9,583,255
Beverages – 1.6%
Asahi Group Holdings Ltd.	67,200	1,656,750
Kirin Holdings Co., Ltd.	56,000	749,154
Sapporo Holdings Ltd.	56,000	156,433
Takara Holdings, Inc.	56,000	414,044
		2,976,381
Building Products – 1.5%
Asahi Glass Co., Ltd.	56,000	373,142
Daikin Industries Ltd.	67,200	1,741,999
Nippon Sheet Glass Co., Ltd.	84,000	59,200
Nitto Boseki Co., Ltd.	84,000	283,086
TOTO Ltd.	56,000	411,891
		2,869,318
Capital Markets – 0.5%
Daiwa Securities Group, Inc.	56,000	213,122
Matsui Securities Co., Ltd.	67,200	428,826
Nomura Holdings, Inc.	67,200	240,246
		882,194
Chemicals – 4.4%
Asahi Kasei Corp.	56,000	289,185
Denki Kagaku Kogyo KK	84,000	260,482
Kuraray Co., Ltd.	67,200	763,793
Mitsubishi Chemical Holdings Corp.	42,000	160,917
Mitsui Chemicals, Inc.(a)	84,000	164,685
Nippon Kayaku Co., Ltd.	56,000	601,333
Nippon Soda Co., Ltd.	56,000	241,825

	Shares	Value
Common Stocks (continued)
Nissan Chemical Industries Ltd.(a)	67,200	$751,738
Shin-Etsu Chemical Co., Ltd.	67,200	3,780,215
Showa Denko KK	84,000	133,470
Sumitomo Chemical Co., Ltd.(a)	56,000	142,798
Teijin Ltd.(a)	84,000	205,587
Tokai Carbon Co., Ltd.	56,000	170,784
Tokuyama Corp.	56,000	114,813
Toray Industries, Inc.	56,000	331,522
Tosoh Corp.	84,000	159,303
Ube Industries Ltd.	84,000	180,830
		8,453,280
Commercial Banks – 1.4%
Aozora Bank Ltd.	56,000	171,502
Bank of Yokohama Ltd./The	56,000	266,222
Chiba Bank Ltd./The	56,000	325,782
Fukuoka Financial Group, Inc.	56,000	227,473
Mitsubishi UFJ Financial Group, Inc.	67,200	315,161
Mizuho Financial Group, Inc.	67,200	109,359
Resona Holdings, Inc.	8,400	34,444
Shinsei Bank Ltd.	84,000	108,714
Shizuoka Bank Ltd./The	56,000	573,347
Sumitomo Mitsui Financial Group, Inc.	8,400	262,635
Sumitomo Mitsui Trust Holdings, Inc.	84,000	249,718
		2,644,357
Commercial Services & Supplies – 2.2%
Dai Nippon Printing Co., Ltd.(a)	56,000	390,364
Secom Co., Ltd.	67,200	3,504,664
Toppan Printing Co., Ltd.(a)	56,000	325,064
		4,220,092
Computers & Peripherals – 0.3%
Fujitsu Ltd.	56,000	210,251
NEC Corp.*	84,000	133,470
Toshiba Corp.	84,000	269,093
		612,814
Construction & Engineering – 2.7%
Chiyoda Corp.	56,000	871,143
COMSYS Holdings Corp.	67,200	937,734
JGC Corp.	69,000	2,303,242
Kajima Corp.	84,000	229,267
Obayashi Corp.	56,000	255,459
Shimizu Corp.	84,000	283,086
Taisei Corp.	84,000	241,107
		5,121,038
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	84,000	299,231
Taiheiyo Cement Corp.(a)	84,000	180,831
		480,062

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Finance – 0.8%
Credit Saison Co., Ltd.	67,200	$1,624,890
Containers & Packaging – 0.4%
Toyo Seikan Kaisha Ltd.	67,200	719,016
Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	8,400	400,410
Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.	8,400	109,467
Kansai Electric Power Co., Inc./The	8,400	65,659
Tokyo Electric Power Co., Inc.*	8,400	13,777
		188,903
Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.	84,000	171,143
Fujikura Ltd.	56,000	167,914
Furukawa Electric Co., Ltd.*	56,000	105,484
GS Yuasa Corp.(a)	56,000	233,214
Mitsubishi Electric Corp.	56,000	413,326
Sumitomo Electric Industries Ltd.	67,200	710,405
		1,801,486
Electronic Equipment, Instruments & Components – 7.0%
Alps Electric Co., Ltd.	67,200	347,883
Citizen Holdings Co., Ltd.	67,200	341,855
FUJIFILM Holdings Corp.	67,200	1,126,315
Hitachi Ltd.	84,000	467,145
Kyocera Corp.	67,200	5,821,015
Mitsumi Electric Co., Ltd.*	67,200	359,938
Nippon Electric Glass Co., Ltd.(a)	112,000	618,555
Oki Electric Industry Co., Ltd.*	84,000	95,797
Taiyo Yuden Co., Ltd.(a)	64,400	542,993
TDK Corp.(a)	67,200	2,502,348
Yaskawa Electric Corp.(a)	56,000	375,295
Yokogawa Electric Corp.	67,200	776,709
		13,375,848
Food & Staples Retailing – 1.7%
Aeon Co., Ltd.	67,200	760,349
Seven & I Holdings Co., Ltd.	67,200	2,064,049
UNY Co., Ltd.	67,200	522,686
		3,347,084
Food Products – 2.5%
Ajinomoto Co., Inc.	56,000	878,319
Kikkoman Corp.(a)	56,000	765,658
Maruha Nichiro Holdings, Inc.	84,000	135,623
MEIJI Holdings Co., Ltd.	8,400	417,094
Nichirei Corp.	84,000	459,610
Nippon Meat Packers, Inc.	84,000	1,078,524

	Shares	Value
Common Stocks (continued)
Nippon Suisan Kaisha Ltd.(a)	67,200	$144,664
Nisshin Seifun Group, Inc.	70,000	861,097
		4,740,589
Gas Utilities – 0.4%
Osaka Gas Co., Ltd.	84,000	370,272
Tokyo Gas Co., Ltd.	84,000	462,839
		833,111
Health Care Equipment & Supplies – 2.2%
Olympus Corp.*	67,200	1,308,867
Terumo Corp.	67,200	2,893,286
		4,202,153
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.*	84,000	274,475
Household Durables – 1.3%
Casio Computer Co., Ltd.(a)	67,200	476,187
Panasonic Corp.(a)	67,200	444,326
Pioneer Corp.*(a)	67,200	164,469
Sekisui House Ltd.	56,000	556,125
Sharp Corp.(a)	56,000	138,493
Sony Corp.	67,200	791,348
		2,570,948
Industrial Conglomerates – 0.2%
Nisshinbo Holdings, Inc.	56,000	368,836
Insurance – 1.1%
Dai-ichi Life Insurance Co., Ltd./The	84	95,366
MS&AD Insurance Group Holdings	19,600	339,308
NKSJ Holdings, Inc.	14,000	274,116
Sony Financial Holdings, Inc.	28,000	480,061
T&D Holdings, Inc.	14,000	151,589
Tokio Marine Holdings, Inc.	33,600	858,514
		2,198,954
Internet Software & Services – 0.1%
Yahoo Japan Corp.	280	106,668
IT Services – 1.1%
NTT Data Corp.	672	2,108,826
Leisure Equipment & Products – 1.3%
Nikon Corp.	67,200	1,849,636
Yamaha Corp.	67,200	623,434
		2,473,070
Machinery – 9.7%
Amada Co., Ltd.	56,000	245,413
Ebara Corp.	56,000	234,649
FANUC Corp.	67,200	10,832,599

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Furukawa Co., Ltd.*	84,000	$77,499
Hino Motors Ltd.(a)	56,000	366,684
Hitachi Construction Machinery Co., Ltd.(a)	67,200	1,087,565
Hitachi Zosen Corp.	70,000	80,728
IHI Corp.	84,000	187,288
Japan Steel Works Ltd./The(a)	84,000	468,221
JTEKT Corp.	67,200	531,297
Kawasaki Heavy Industries Ltd.	84,000	166,837
Komatsu Ltd.	67,200	1,323,506
Kubota Corp.	56,000	566,889
Meidensha Corp.	56,000	193,747
Minebea Co., Ltd.(a)	56,000	188,724
Mitsubishi Heavy Industries Ltd.	84,000	363,813
Mitsui Engineering & Shipbuilding Co., Ltd.	84,000	96,873
NGK Insulators Ltd.(a)	56,000	670,938
NSK Ltd.	56,000	325,064
NTN Corp.(a)	56,000	112,660
OKUMA Corp.(a)	56,000	330,805
Sumitomo Heavy Industries Ltd.	56,000	191,594
		18,643,393
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.*	56,000	70,323
Mitsui OSK Lines Ltd.(a)	56,000	130,600
Nippon Yusen KK	84,000	148,539
		349,462
Media – 1.0%
Dentsu, Inc.(a)	67,200	1,704,972
SKY Perfect JSAT Holdings, Inc.	56	25,223
Toho Co., Ltd.	8,400	154,459
		1,884,654
Metals & Mining – 1.3%
Dowa Holdings Co., Ltd.	56,000	388,211
JFE Holdings, Inc.	8,400	110,866
Kobe Steel Ltd.	84,000	66,735
Mitsubishi Materials Corp.	84,000	264,787
Mitsui Mining & Smelting Co., Ltd.	84,000	178,678
Nippon Light Metal Co., Ltd.	84,000	81,804
Nippon Steel & Sumitomo Metal Corp.(a)	84,000	172,220
Nisshin Steel Co., Ltd.	84,000	90,415
Pacific Metals Co., Ltd.(a)	56,000	190,877
Sumitomo Metal Mining Co., Ltd.	56,000	706,817
Toho Zinc Co., Ltd.	56,000	196,617
		2,448,027
Multiline Retail – 1.0%
Isetan Mitsukoshi Holdings Ltd.	67,200	700,933

	Shares	Value
Common Stocks (continued)
J Front Retailing Co., Ltd.	56,000	$314,300
Marui Group Co., Ltd.	67,200	476,187
Takashimaya Co., Ltd.	56,000	384,623
		1,876,043
Office Electronics – 2.2%
Canon, Inc.	98,000	3,133,136
Konica Minolta Holdings, Inc.	70,000	538,185
Ricoh Co., Ltd.(a)	56,000	472,886
		4,144,207
Oil, Gas & Consumable Fuels – 0.5%
Inpex Corp.	56	334,034
JX Holdings, Inc.	67,200	367,688
Showa Shell Sekiyu KK	67,200	356,494
		1,058,216
Paper & Forest Products – 0.4%
Hokuetsu Kishu Paper Co., Ltd.(a)	70,000	347,130
Mitsubishi Paper Mills Ltd.*	84,000	72,117
Nippon Paper Group, Inc.(a)	8,400	99,134
OJI Paper Co., Ltd.(a)	56,000	170,784
		689,165
Personal Products – 1.5%
Kao Corp.	67,200	1,980,523
Shiseido Co., Ltd.(a)	67,200	922,235
		2,902,758
Pharmaceuticals – 7.6%
Astellas Pharma, Inc.	67,200	3,414,249
Chugai Pharmaceutical Co., Ltd.	67,200	1,407,893
Daiichi Sankyo Co., Ltd.	67,200	1,110,815
Dainippon Sumitomo Pharma Co., Ltd.(a)	67,200	738,821
Eisai Co., Ltd.(a)	67,200	3,031,061
Kyowa Hakko Kirin Co., Ltd.	56,000	676,679
Shionogi & Co., Ltd.	67,200	1,026,428
Takeda Pharmaceutical Co., Ltd.(a)	67,200	3,095,643
		14,501,589
Real Estate Management & Development – 3.4%
Daiwa House Industry Co., Ltd.	56,000	813,019
Heiwa Real Estate Co., Ltd.	14,000	161,276
Mitsubishi Estate Co., Ltd.	56,000	1,072,066
Mitsui Fudosan Co., Ltd.	84,000	1,682,368
Sumitomo Realty & Development Co., Ltd.(a)	84,000	2,230,241
Tokyo Tatemono Co., Ltd.*	56,000	218,862
Tokyu Land Corp.	56,000	299,949
		6,477,781

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Road & Rail – 2.0%
Central Japan Railway Co.	5,600	$492,260
East Japan Railway Co.	5,600	370,989
Keio Corp.	56,000	422,655
Keisei Electric Railway Co., Ltd.	56,000	505,894
Nippon Express Co., Ltd.	84,000	318,606
Odakyu Electric Railway Co., Ltd.(a)	56,000	589,134
Tobu Railway Co., Ltd.	56,000	301,384
Tokyu Corp.	84,000	401,487
West Japan Railway Co.	8,400	358,970
		3,761,379
Semiconductors & Semiconductor Equipment – 2.6%
Advantest Corp.(a)	131,600	1,711,610
Dainippon Screen Manufacturing Co., Ltd.	56,000	275,551
Sumco Corp.*	8,400	56,617
Tokyo Electron Ltd.	67,200	2,863,147
		4,906,925
Software – 1.8%
Konami Corp.(a)	67,200	1,526,725
Trend Micro, Inc.	67,200	1,877,191
		3,403,916
Specialty Retail – 8.2%
Fast Retailing Co., Ltd.	67,200	15,628,908
Textiles, Apparel & Luxury Goods – 0.1%
Toyobo Co., Ltd.	84,000	100,103
Unitika Ltd.*	84,000	40,902
		141,005
Tobacco – 1.0%
Japan Tobacco, Inc.	67,200	2,016,689
Trading Companies & Distributors – 2.9%
ITOCHU Corp.	67,200	681,128
Marubeni Corp.	56,000	357,355
Mitsubishi Corp.	67,200	1,221,896
Mitsui & Co., Ltd.	67,200	945,484
Sojitz Corp.	5,600	7,248
Sumitomo Corp.(a)	67,200	906,735
Toyota Tsusho Corp.	67,200	1,437,171
		5,557,017

	Shares	Value
Common Stocks (continued)
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.	56,000	$666,633
Wireless Telecommunication Services – 7.0%
KDDI Corp.(a)	67,200	5,218,247
NTT DoCoMo, Inc.	84	136,268
Softbank Corp.	198,800	8,049,821
		13,404,336
Total Common Stocks (Cost $201,219,544)		188,963,462

	Principal Amount
Repurchase Agreement – 11.3%
Deutsche Bank Securities, Inc., 0.20%, dated 09/28/12, due 10/01/12, repurchased price $21,636,037, collateralized by U.S. Government Agency Mortgages Securities, ranging from 0.50% – 5.25%, maturing 11/15/13 – 01/17/17; total market value $22,068,399(b)	$21,635,676	21,635,676
Total Repurchase Agreement (Cost $21,635,676)		21,635,676
Total Investment Securities (Cost $222,855,220) – 110.0%		210,599,138
Liabilities in excess of other assets – (10.0%)		(19,109,354)
Net Assets – 100.0%		$191,489,784
*	Non-income producing security.
(a)	All or portion of this security was on loan at September 30, 2012. The total value of securities on loan was $25,635,896, which was collateralized by a repurchase agreement with a value of $21,635,676 and $5,368,648 of collateral in the form of securities such as obligations of other foreign countries.
(b)	The security was purchased with cash collateral held from securities on loan at September 30, 2012. The total value of securities purchased was $21,635,676.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,962,530
Aggregate gross unrealized depreciation	(24,219,086)
Net unrealized depreciation	$(12,256,556)
Federal income tax cost of investments	$222,855,694

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2012 (Unaudited)

Futures Contracts Purchased

MAXISSM Nikkei 225 Index Fund had the following open long futures contracts as of September 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX Mini Nikkei 225 Futures Contracts	44	12/13/12	$2,501,922	$7,042

Cash collateral in the amount of $184,793 was pledged to cover margin requirements for open futures contracts as of September 30, 2012.

Forward Foreign Currency Contracts

MAXISSM Nikkei 225 Index Fund had the following outstanding contracts as of September 30, 2012:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation
Japanese Yen	Goldman Sachs International	12/19/12	11,661,000	$149,542	$(458)
*	Fund buys Japanese Yen, sells U.S. Dollar

Sell Contracts*

Sell Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation
Japanese Yen	Goldman Sachs International	12/19/12	5,694,029	$73,021	$(21)
*	Fund buys U.S. Dollar, sells Japanese Yen

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

MAXISSM Nikkei 225 Index Fund
ASSETS:
Securities, at value (includes $25,635,896 of securities on loan) (Cost $201,219,544)	$188,963,462
Repurchase agreement, at value (Cost $21,635,676)	21,635,676
Total Investment Securities (Total Cost $222,855,220)	210,599,138

Cash	81,255
Foreign Cash (Cost $698,739)	715,175
Due from broker (including variation margin) (Note 2)	184,793
Dividends receivable	1,619,500
Security lending income receivable	6,138
Unrealized appreciation on futures contracts	7,042
Total Assets	213,213,041

LIABILITIES:
Collateral held for loaned securities (Note 2)	21,635,676
Accrued management fees	74,533
Accrued trustee fees	12,569
Unrealized depreciation on forward foreign currency contracts	479
Total Liabilities	21,723,257
Net Assets	$191,489,784

NET ASSETS CONSIST OF:
Paid-in capital	$200,593,515
Undistributed net investment income	1,388,149
Undistributed net realized gain (loss) from investments, futures, and foreign currency transactions	1,745,844
Net unrealized appreciation (depreciation) on:
Investments	(12,256,082)
Futures contracts	7,042
Foreign currency and foreign currency translations	11,316
Net Assets	$191,489,784

Shares Outstanding (unlimited shares authorized, no par value)	14,006,666
Net Asset Value	$13.67

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Operations
For the six months ended September 30, 2012 (Unaudited)

MAXISSM Nikkei 225 Index Fund
INVESTMENT INCOME FROM:
Dividends	$2,056,233
Securities lending (Note 2)	19,385
Foreign withholding tax on dividends	(145,280)
Total Investment Income	1,930,338

EXPENSES:
Management fees (Note 4)	445,731
Trustee fees (Note 4)	25,069
Total gross expenses before fees reimbursed	470,800
LESS:
Trustee fees reimbursed (Note 4)	(25,069)
Total Net Expenses	445,731
Net Investment Income	1,484,607

NET REALIZED GAIN (LOSS) ON:
Investments	(91,798)
In-kind transactions (Note 7)	2,328,046
Futures contracts	(308,134)
Foreign currency and foreign currency translations	68,235
Net Realized Gain (Loss)	1,996,349

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(13,616,181)
Futures contracts	(16,259)
Foreign currency and foreign currency translations	38,308
Net Change in Unrealized Appreciation (Depreciation)	(13,594,132)
Net Realized and Unrealized Gain (Loss)	(11,597,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,113,176)

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Changes in Net Assets

	MAXISSM Nikkei 225 Index Fund
	Six Months Ended September 30, 2012 (Unaudited)	July 8, 2011* through March 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$1,484,607	$2,572,061
Net realized gain (loss)	1,996,349	402,950
Net change in unrealized appreciation (depreciation)	(13,594,132)	1,356,408
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,113,176)	4,331,419

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,609,184)	(1,081,889)
Total Distributions	(1,609,184)	(1,081,889)

CAPITAL TRANSACTIONS:
Proceeds from shares issued in-kind	39,585,151	214,955,258
Cost of shares redeemed in-kind	(34,504,165)	(20,173,630)
Net Increase in Net Assets Resulting from Capital Transactions	5,080,986	194,781,628
Total Increase (Decrease) in Net Assets	(6,641,374)	198,031,158

NET ASSETS:
Beginning of Period	198,131,158	100,000
End of Period	$191,489,784	$198,131,158

Undistributed net investment income included in end of period net assets	$1,388,149	$1,512,726

SHARE TRANSACTIONS:
Beginning of period	13,506,666	6,666 (a)
Issued in-kind (Note 7)	3,000,000	15,000,000
Redeemed in-kind (Note 7)	(2,500,000)	(1,500,000)
Shares Outstanding, End of Period	14,006,666	13,506,666
*	Commencement of investment operations.
(a)	Represents initial seed capital made on May 12, 2011.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Financial Highlights
For a Share Outstanding throughout the Period

	MAXISSM Nikkei 225 Index Fund
	Six Months ended September 30, 2012 (Unaudited)		July 8, 2011* through March 31, 2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.67		$15.00

Investment Operations:
Net investment income(a)	0.11		0.24
Net realized and unrealized gain (loss) on investments	(1.00)		(0.48	)(b)
Total investment operations	(0.89)		(0.24)

Distributions:
Net investment income	(0.11)		(0.09)
Total distributions	(0.11)		(0.09)
Net asset value, end of period	$13.67		$14.67

Total Return:
Net asset value(c)	(5.98	)%(d)	(1.55	)%(d)
Market value(e)	(6.78	)%(d)	(0.97	)%(d)

Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 4)	0.53	%(f)	0.53	%(f)
Ratio of expenses to average net assets, net of reimbursement (Note 4)	0.50	%(f)	0.50	%(f)
Ratio of net investment income to average net assets	1.66	%(f)	2.37	%(f)
Net assets, end of period (in thousands)	$191,490		$198,131
Portfolio turnover rate(g)	—	%(d)(h)	—	%(d)(h)
*	Commencement of investment operations.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized for periods less than one year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Arca. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listed market.
(f)	Annualized for periods less than one year.
(g)	In-kind transactions are not included in portfolio turnover calculations.
(h)	Less than 0.5%.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Notes to Financial Statements
September 30, 2012 (Unaudited)

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2012, for the Fund based upon the three levels defined above:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
	Common Stocks	Futures Contracts	Repurchase Agreement	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
MAXISSM Nikkei 225 Index Fund	$188,963,462	$7,042	$21,635,676	$(479)	$210,599,138	$6,563

For the period ended September 30, 2012, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending September 30, 2012.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other that U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Net realized foreign exchange gains and losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund had average outstanding futures contracts of $1,428,880 and forward foreign currency contracts of $12,457 for the period ended September 30, 2012.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of September 30, 2012
Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Fund	Unrealized Appreciation	Statement of Assets and Liabilities Location	Fund	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized appreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$7,042	Unrealized depreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$—
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	MAXISSM Nikkei 225 Index Fund	$—	Unrealized depreciation on forward foreign currency contracts	MAXISSM Nikkei 225 Index Fund	$479

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	MAXISSM Nikkei 225 Index Fund	$(308,134)	$(16,259)
Forward Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts	MAXISSM Nikkei 225 Index Fund	$662	$(479)

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Net investment income and net capital gains are typically distributed to shareholders at least annually. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of September 30, 2012, management of the Fund has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof.

Distribution of Income and Gains

Net investment income and net capital gains are typically distributed to shareholders at least annually.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Due from Broker

Transactions and positions in futures are maintained and cleared by registered U.S. broker / dealers pursuant to customer agreements between the Fund and the various broker / dealers. Due from broker balances in the Statement of Assets and Liabilities represents cash, foreign currency and any initial and/or variation margin applicable to open futures contracts. In certain circumstances the Fund’s use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

3.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating, as a percentage of average daily net assets, exceed 0.50% for the Fund. This expense limitation is in effect through July 30, 2013. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Authorized Participants are charged a standard creation and redemption transaction fee payable to the Fund to offset transfer and other transaction costs associated with the issuance and redemption of creation units (“Creation Units”). The standard creation and redemption transaction fee is $4,000. Presently $3,500 of this fee is being paid to the Advisor to reimburse it for the transaction fees being paid by the Advisor currently under the expense structure described above.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

of Rule 12b-1 fees prior to June 30, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Each independent trustee receives an annual retainer of $25,000.

5.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles of a specified number of shares. These bundles are known as creation units (“Creation Units”). For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation of the Fund. The Fund may not issue fractional Creation Units.

To purchase or redeem a Creation Unit, you must be an authorized participant (“Authorized Participant”) or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. When you buy or sell shares in the secondary market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of shares you must buy in the secondary market. In addition, because transactions in the secondary market occur at market prices, you may pay more than net asset value when you buy shares and receive less than net asset value when you sell those shares.

6.  Investment Transactions

For the period ended September 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
MAXISSM Nikkei 225 Index Fund	$199,860	$369,557

7.  In-Kind Transactions

During the period presented in this report, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the period ended September 30, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
MAXISSM Nikkei 225 Index Fund	$34,105,512	$2,328,046

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended September 30, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
MAXISSM Nikkei 225 Index Fund	$38,908,826

8.  Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan.  The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk.  Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese Yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

derivatives that are entered into over-the-counter (i.e., futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

9.  Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor views that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

Precidian ETFs Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, September 30, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, September 30, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

MAXISSM Nikkei 225 Index Fund	Annualized Expense Ratio During Period	Beginning Account Value 04/01/12	Ending Account Value 09/30/12	Expenses Paid During the Period*
Actual	0.50%	$1,000.00	$940.20	$2.43
Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half period).

Precidian ETFs Trust
Additional Information (Unaudited)

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.precidianfunds.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Proxy Voting Information:

A description of Precidian ETFs Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Precidian ETFs Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s Website at www.precidianfunds.com or the SEC’s Website at www.sec.gov or by calling 1-855-621-0930.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXISsm Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

November 26, 2012

By:

/s/ Brent Arvidson

Brent Arvidson

Treasurer and Principal Financial Officer

November 26, 2012